Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Comprehensive Income (Loss)
Net (loss)	$ (20,301)	$ (43,884)
Other comprehensive income (loss), net of tax
Foreign currency translation	32	(93)
Other comprehensive income (loss), net of tax	32	(93)
Comprehensive (loss)	$ (20,269)	$ (43,977)